VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

403(b), 457(b) AND HR 10 PLANS

GROUP INSTALLMENT AND SINGLE PURCHASE PAYMENT
VARIABLE ANNUITY CONTRACTS

(THE “CONTRACT” OR “CONTRACTS”)

issued to

Contracts Designed for Retirement Plans that Qualify Under Section 403(b) or 457(b) of the Tax
Code and Contracts Designed for Retirement Plans Established by Self-Employed Individuals
Under Sections 401(a), 401(k) or 403(b) of the Tax Code (“HR 10 Contracts”)

UPDATING SUMMARY PROSPECTUS

May 1, 2024

____________________________________________________________________________

The group installment and single purchase payment variable annuity contract is described in this updating summary prospectus (“summary prospectus”). The 403(b) Contract (the “403(b) Contract”) is an annuity Contract designed for retirement plans that qualify under Section 403(b) of the Tax Code. The 457(b) Contract (the “457(b) Contract) is designed for retirement plans that qualify under Section 457(b) of the Tax Code. HR 10 Contract (the “HR 10 Contract”) is designed for retirement plans established by self-employed individuals under Sections 401(a), 401(k) or 403(b) of the Tax Code. The Contract is not available for investment by new investors.

The full Contract Prospectus contains more information about the Contract, including the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://prospectus.voya.com/Group403. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at https://www.Investor.gov.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s certificate and also may be subject to federal and state income taxes and a 10% federal penalty tax.

The U. S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

USP.75974-24

USP.75974-24	2

SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

403(b) Contract: A Contract designed for retirement plans that qualify under Section 403(b) of the Tax Code.

457(b) Contract – A Contract designed for retirement plans that qualify under Section 457(b) of the Tax Code.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group installment or single Purchase Payment variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. The Contract Holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the Contract Holder.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account and the Fixed Account are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

HR 10 Contract: A Contract designed for retirement plans established by self-employed individuals under Sections 401(a), 401(k) or 403(b) of the Tax Code.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Minimum Death Benefit Guarantee Rider (referred to in prior prospectuses as the “Insurance Rider”): For 403(b) Contracts, an optional benefit that may be elected by the Contract Holder or you, if permitted by the plan, to purchase a minimum death benefit guarantee. This guarantee provides that if you die before Income Payments commence, the minimum death benefit will equal Purchase Payments (less any withdrawals) made on your behalf, regardless of your Account Value at the time of your death.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

USP.75974-24	3

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options

Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Solution Balanced Income Portfolio (Class I shares) (a series of Voya Partners, Inc.)..

ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be either: (1) number of completed Contract Years; or (2) the number of years since the Contract was established.

For example, if you make an early withdrawal from a 403(b) Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to the full Contract Prospectus).

See “FEE TABLE — Transaction Expenses” and “CHARGES AND FEES — Transaction Fees — Early Withdrawal Charge” in the full Contract Prospectus.

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For the sale of the Contracts and for the cost of providing administrative services under the Contracts;

•   For transferring or reallocating Account Value among the investment options;

•   If you elect the Minimum Death Benefit Guarantee Rider;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from the Contract value.

See “FEE TABLE — Transaction Expenses” and “CHARGES AND FEES” in the full Contract Prospectus.

USP.75974-24	4

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The base contract expenses include an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts. The administrative expense charge may be waived, reduced or eliminated in certain circumstances. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract)	1.25%[1,2]	1.25%[1,2]
Investment options (Portfolio Company fees and expenses)	0.48%[3]	0.69%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

Lowest Annual Cost Estimate 403(b) Plans: $1,514	Highest Annual Cost Estimate 403(b) Plans: $2,348
Lowest Annual Cost Estimate 457(b) Plans: $1,514	Highest Annual Cost Estimate 457(b) Plans: $2,348
Lowest Annual Cost Estimate HR 10 Plans: $1,514	Highest Annual Cost Estimate HR 10 Plans: $1,617

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses of most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE — Periodic Fees and Expenses” and “CHARGES AND FEES —Periodic Fees and Charges” in the full Contract Prospectus.

[1]	As a percentage of average Account Value.
[2]	The mortality and expense risk charge (1.25% for 403(b) Contracts and 1.25% for HR 10 Contracts), represented as the “Base Contract Expenses,” compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. See “CHARGES AND FEES - Periodic Fees and Charges - Mortality and Expense Risk Charge” in the full Contract Prospectus.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2023, and will vary from year to year.
USP.75974-24	5

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½. You might be subject to federal and state income taxes and a 10% penalty.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See ‘THE INVESTMENT OPTIONS — The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C in the full Contract Prospectus and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT — The General Account” in the full Contract Prospectus.

USP.75974-24	6

RESTRICTIONS
Investment Options

•   We do not restrict the number of investment options that a Contract Holder may select; however, we reserve the right to charge $10 for each investment allocation change or transfer in excess of 12 in a calendar year;

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   Not all Fixed Interest Options may be available for current or future investment;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS — Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT — Limits on Frequent or Disruptive Transfers” in the full Contract Prospectus.

Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “CHARGES AND FEES — Transaction Fees - Minimum Death Benefit Guarantee Rider” and “SYSTEMATIC DISTRIBUTION OPTIONS — Availability of Systematic Distribution Options” in the full Contract Prospectus.

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS — Contract Distribution” in the full Contract Prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract Prospectus.

USP.75974-24	7

APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00977. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	15.92%	7.98%	5.84%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio[2] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	4.77%	1.68%	1.08%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Partners, Inc.).
[2]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
USP.75974-24	8

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	27.39%	16.20%	11.30%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	7.28%	1.50%	2.34%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
USP.75974-24	9

HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full 403(b), 457(b) and HR 10 Plans Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2024, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA00980 for the statutory prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA00977 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002958

USP.75974-24	10